Share-Based Compensation (Schedule Of Restricted Stock Units) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of RSUs Non-vested, Opening balance	3,902	4,642
No. of RSUs, Granted	2,303	3,312
No. of RSUs, Vested	(2,145)	(3,052)
No. of RSUs, Forfeited	(695)	(1,000)
No. of RSUs Non-vested, Closing balance	3,365	3,902
Non-vested Weighted-Average Grant Date Fair Value, Opening balance	$ 7.63	$ 9.38
Weighted-Average Grant Date Fair Value, Granted	$ 13.00	$ 6.82
Weighted-Average Grant Date Fair Value, Vested	$ 8.91	$ 9.47
Weighted-Average Grant Date Fair Value, Forfeited	$ 10.24	$ 7.45
Non-vested Weighted-Average Grant Date Fair Value, Closing balance	$ 9.95	$ 7.63